Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill.
Goodwill

9. Goodwill

	December 31,	December 31,
	2017	2018
	RMB in thousands
Beginning balance	50,967	50,967
Additions (Note 25)	—	890,521
Ending balance	50,967	941,488

No impairment charge was recognized for the years ended December 31, 2016, 2017 and 2018.